                           THOMPSON PLUMB FUNDS, INC.


January 15, 1999
                          ANNUAL REPORT TO SHAREHOLDERS
Dear Fellow Shareholder:

We are proud to present you the following report depicting the investments and returns of our family of mutual funds for the period ending November 30, 1998. Last year was another very strong year for the performance of our equity-oriented funds. The goals for each fund are as follows:

THOMPSON PLUMB BALANCED FUND
This Fund seeks to realize a combination of income and capital appreciation, which will result in the highest total return while assuming reasonable risk. The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities.

THOMPSON PLUMB BOND FUND
This Fund seeks a high level of current income while at the same time preserving investment capital. The Bond Fund invests primarily in a diversified portfolio of investment-grade debt securities.

THOMPSON PLUMB GROWTH FUND
This Fund seeks a high level of long-term growth primarily through capital appreciation, while at the same time assuming reasonable risk. The Growth Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks. Although current income is not a primary objective of the Growth Fund, the Fund anticipates that capital growth will be accompanied by growth through dividend income.

We hope that you find the report clear and concise and that it provides you with a sufficient amount of detailed information in order to be able to review your investment. Please visit our web site (http://www.thompsonplumb.com) for updated daily information or call with any comments or questions.

Sincerely,



/s/ John W. Thompson            /s/ Thomas G. Plumb
---------------------           ---------------------
John W. Thompson, CFA           Thomas G. Plumb, CFA
Chairman & Secretary            President & Treasurer

                           THOMPSON PLUMB FUNDS, INC.
                         ANNUAL REPORT TO SHAREHOLDERS

                               November 30, 1998

                                    CONTENTS

                                                                         Page(s)
REPORT TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .          1

INVESTMENT REVIEWS
  Balanced Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .          4
  Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5
  Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .          6

FINANCIAL STATEMENTS
  Statements of assets and liabilities . . . . . . . . . . . . . . .          7
  Schedules of investments . . . . . . . . . . . . . . . . . . . . .       8-12
  Statements of operations . . . . . . . . . . . . . . . . . . . . .         13
  Statements of changes in net assets. . . . . . . . . . . . . . . .         14
  Notes to financial statements. . . . . . . . . . . . . . . . . . .      15-19
  Financial highlights . . . . . . . . . . . . . . . . . . . . . . .      20-22

REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . .         23

        This annual report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund prospectus which contains facts concerning the Funds' objectives and policies, management, expenses, and other information.

                           THOMPSON PLUMB FUNDS, INC.
                         ANNUAL REPORT TO SHAREHOLDERS

                               November 30, 1998

                        BALANCED FUND INVESTMENT REVIEW

The Balanced Fund posted an 11.63 percent return for the twelve months ended November 30, 1998, its fourth consecutive year of double digit returns and seventh in the last ten years. The Fund ranked in the top 45 percent of all balanced funds for the one-year period and in the top 6 percent, 8 percent and 40 percent for the three-, five- and ten- year periods, respectively*. Our common stock exposure, near the high end of the 75 percent maximum allowed, contributed to our relative outperformance during the past three and five years.

1998 proved to be a volatile year as financial disruptions in Southeast Asia and Russia ripped through the U.S. common stock and bond markets. As the crisis intensified during the late summer, investors sought the safest of all securities, U.S. Treasury bonds. Intensive buying of Treasury bonds pushed interest rates to the lowest point since the U.S. Government began issuing the 30-year Treasury securities. The Federal Reserve eased the crisis by lowering short-term interest rates three times for a total of three-quarters of one percent. The U.S. economy proved to be very resilient despite international events and maintained a robust growth rate in the third and fourth quarters of the year. Consumers remained upbeat because of low unemployment and solid income growth. The Fund benefited from the remarkable recovery in the equity markets during the last quarter of the year as investors realized the impact of international events was less severe than originally anticipated.

We remain committed to finding opportunities in the equity markets. The major common stock indexes are being pushed to new highs by a narrow group of large companies with high valuations. We believe that more value exists in smaller and medium capitalization companies and in selected large growth companies with reasonable valuations. While corrections in common stock valuations will occur from time to time, we believe that common stocks will provide superior long-term investment performance. Our current plan is to maintain the Fund's common stock exposure near the top end of the asset allocation range.

Sincerely,


/s/ Thomas G. Plumb
-------------------
Thomas G. Plumb
Portfolio Manager

*As measured by Lipper, Inc. out of 393, 280, 153 and 56 balanced funds for the one-year, three-year, five-year and ten-year periods ended 11/30/98, respectively.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                          THOMPSON PLUMB BALANCED FUND
                             HISTORICAL PERFORMANCE
                               NOVEMBER 30, 1998

                  DATE         TPA       S&P 500     LEHMAN
                  ----         ---       -------     ------
                  Nov 88     10,000      10,000      10,000
                  Nov 89     12,046      13,082      11,256
                  Nov 90     12,188      12,629      12,154
                  Nov 91     14,425      15,198      13,785
                  Nov 92     15,998      18,005      14,935
                  Nov 93     16,482      19,824      16,390
                  Nov 94     16,836      20,032      16,090
                  Nov 95     20,375      27,440      18,429
                  Nov 96     25,632      35,085      19,502
                  Nov 97     31,114      45,087      20,736
                  Nov 98     34,733      55,755      22,576

                  ------------------------------------
                      AVERAGE ANNUAL TOTAL RETURN
                  ------------------------------------
                      1 Year     5 Year   10 Year
                  ------------------------------------
                     11.63%     16.08%    13.26%
                  ------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

                           THOMPSON PLUMB FUNDS, INC.
                         ANNUAL REPORT TO SHAREHOLDERS

                               November 30, 1998

                          BOND FUND INVESTMENT REVIEW

The Bond Fund had an excellent year, gaining 9.34 percent for 1998. Also, the three-year and five-year annualized returns increased to 6.17 percent and 5.78 percent, respectively. In the fourth quarter, the Bond Fund gained 2.62 percent, comprised of interest income plus appreciation of the bonds held.

The asset allocation for the Bond Fund was substantially unchanged over the past three months. Corporate bonds continue to make up 96.7 percent of the Fund's assets while short-term investments total 3.3 percent. Currently, "A" rated Corporate bonds are producing over 1% per year higher returns than the equivalent maturities of U.S. Treasury bonds. The quality of the bonds that are held within the Fund remains high as we continue to emphasize bonds of large, well-known, major U.S. corporations rated "A" or higher.

The Federal Reserve has been monitoring the world economic picture and lowered interest rates for the third time last quarter. If it perceives the economy to be slowing further, the Federal Reserve could lower interest rates again. However, in our view, there is a remote possibility that the economy could begin to heat up and cause the Federal Reserve to raise interest rates to quell inflation. We are also monitoring the economy and we see few signs of inflation on the horizon, but we do see signs that wages have begun to increase due to many shortages of skilled workers. With the current duration of the Fund at 5.4 years and the average time to maturity at 7.0 years, we believe that we are managing the Fund to reach an optimum balance between the movement of interest rates and the need to produce income for you.

In conclusion, the Bond Fund had a very solid 1998 and is positioned to provide income with relatively low credit risk or interest rate risk.


Sincerely,



/s/ John W. Thompson
--------------------
John W. Thompson
Portfolio Manager


             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                            THOMPSON PLUMB BOND FUND
                             HISTORICAL PERFORMANCE
                               NOVEMBER 30, 1998

                        DATE           TPA         LEHMAN
                        ----           ---         ------
                        Feb 92       10,000        10,000
                        Nov 92       10,480        10,615
                        Nov 93       11,395        11,649
                        Nov 94       11,058        11,436
                        Nov 95       12,612        13,098
                        Nov 96       13,181        13,861
                        Nov 97       13,806        14,738
                        Nov 98       15,096        16,045

                      --------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                      --------------------------------------
                        1 Year     5 Year   Since Inception
                      --------------------------------------
                        9.34%      5.78%          6.24%
                      --------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

                           THOMPSON PLUMB FUNDS, INC.
                         ANNUAL REPORT TO SHAREHOLDERS

                               November 30, 1998

                         GROWTH FUND INVESTMENT REVIEW

The overall stock market and the Growth Fund experienced another very positive year. It was the fourth year in a row of strong gains in the U.S. stock market. While a major decline took place in the third quarter, the recovery in the fourth quarter allowed the Fund to attain a total return of 13.74 percent for its fiscal year. The Growth Fund ranked in the top 40 percent for the past calendar year among all General Equity Funds, according to Lipper, Inc. But more significantly, the Growth Fund ranked in the top 10 percent nationally in this group for both the three-year and five-year periods.* The average annual total returns were 26.04 percent and 21.57 percent, respectively, for the three- and five-year periods.

In 1998 the popular stock market averages were propelled by a sensational year for large capitalization pharmaceutical, telecommunications and technology issues. By contrast, most large companies producing commodity-oriented products and smaller-sized companies lagged behind these market indicators. Since the Growth Fund has a number of holdings in smaller and more value-oriented stocks, its performance was somewhat hindered on a relative basis. However, these issues continue to represent attractive values and should help the Fund perform well in the future.

The major holdings in the Growth Fund are somewhat more conservative now than they were a year ago. In view of the extended bull market of the past several years, we are attempting to reduce the volatility of the Fund. Our focus remains on stocks whose valuations are judged as reasonable relative to their earnings growth prospects.

We have been making good progress in improving our Fund's performance rankings, as demonstrated by its three- and five-year returns. We are confident that our investment philosophy will continue to provide excellent risk-adjusted returns in the future. This remains our goal for you in the years ahead.

Sincerely,



/s/ John W. Thompson
--------------------
John W. Thompson
Portfolio Manager

*Ranking refers to the front-end, load-adjusted return in the General Equity category as supplied by Lipper, Inc. The Growth Fund ranked 1205 out of 3323, 173 of 1972, 126 of 1224, and 225 of 735 funds for the one-year, three-year, five-year, and since-inception periods ended 12/31/98, respectively.


             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                           THOMPSON PLUMB GROWTH FUND
                             HISTORICAL PERFORMANCE
                               NOVEMBER 30, 1998

                        DATE           TPA         S&P 500
                        ----           ---         -------
                        Feb 92       10,000        10,000
                        Nov 92       10,185        10,695
                        Nov 93       10,235        11,775
                        Nov 94       10,215        11,899
                        Nov 95       13,573        16,299
                        Nov 96       18,394        20,840
                        Nov 97       23,894        26,781
                        Nov 98       27,177        33,118

                      --------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                      --------------------------------------
                        1 Year     5 Year   Since Inception
                      --------------------------------------
                       13.74%     21.57%         15.82%
                      --------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

                           THOMPSON PLUMB FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               November 30, 1998
                    (In thousands, except per share amounts)

                                                 BALANCED     BOND       GROWTH
                                                   FUND       FUND        FUND
                                                 --------   --------    --------
ASSETS
 Investments, at market value (Cost $38,840,
   $30,658, and $56,456, respectively)
   Common stocks...........................      $ 33,498          -    $ 68,385
   Bonds...................................        12,782   $ 31,151           -
   Short-term investments..................         1,091      1,077         153
                                                 --------   --------    --------
                                                   47,371     32,228      68,538
 Prepaid expenses..........................             6          5           8
 Due from sale of securities...............           558          -           -
 Dividends and interest receivable.........           245        478          51
                                                 --------   --------    --------
     Total Assets..........................        48,180     32,711      68,597
                                                 --------   --------    --------

LIABILITIES
 Due on purchase of securities.............           804          -           -
 Accrued expenses payable..................            22         16          29
 Due to investment advisor.................            39         22          62
                                                 --------   --------    --------
     Total Liabilities.....................           865         38          91
                                                 --------   --------    --------
NET ASSETS.................................      $ 47,315   $ 32,673    $ 68,506
                                                 ========   ========    ========
Net Assets consist of:
 Capital stock ($.001 par value)...........      $ 35,737   $ 30,903    $ 50,706
 Undistributed net investment income.......           488        419           -
 Net realized gain (loss) on investments...         2,559       (219)      5,718
 Net unrealized appreciation on
  investments..............................         8,531      1,570      12,082
                                                 --------   --------    --------
     Net Assets............................      $ 47,315   $ 32,673    $ 68,506
                                                 ========   ========    ========
 Shares of capital stock outstanding
  (100,000 shares authorized)..............         2,605      2,990       1,677

 Offering and redemption price/Net asset
  value per share..........................      $  18.16   $  10.93    $  40.85
                                                 ========   ========    ========


                        See Notes to Financial Statments

                           THOMPSON PLUMB FUNDS, INC.

                            SCHEDULES OF INVESTMENTS
                               NOVEMBER 30, 1998


--------------------------------------------------------------------------------
                                 BALANCED FUND
--------------------------------------------------------------------------------
                                                     Shares or
                                                     Principal        Market
                                                      Amount          Value
                                                      ------          -----
COMMON STOCKS - 70.7%

 BASIC MATERIALS - 1.3%
  FiberMark (a)....................................   49,000       $  633,938
                                                                   ----------
 CAPITAL GOODS - 10.5%
  Advanced Lighting (a)............................   80,000          700,000
  Danaher..........................................   12,000          547,500
  General Electric.................................   10,500          950,250
  Howmet International (a).........................   57,500          884,062
  Minnesota Mining & Manufacturing.................   10,000          803,125
  Xerox............................................   10,000        1,075,000
                                                                   ----------
                                                                    4,959,937
                                                                   ----------
 CONSUMER PRODUCTS - 7.4%
  Discount Auto Parts (a)..........................   20,000          498,750
  Gillette.........................................   18,000          826,875
  PepsiCo..........................................   28,000        1,083,250
  Philip Morris....................................   20,000        1,118,750
                                                                   ----------
                                                                    3,527,625
                                                                   ----------
 ENERGY - 2.9%
  Chevron..........................................    6,500          543,562
  Exxon............................................   11,000          825,688
                                                                   ----------
                                                                    1,369,250
                                                                   ----------
 FINANCIAL SERVICES - 10.3%
  Associated Banc-Corp.............................   12,500          426,563
  Bank One.........................................   16,000          821,000
  BankAmerica......................................   12,000          782,250
  CIT Group - Class A..............................   15,000          420,938
  Fannie Mae.......................................   10,500          763,875
  Household International..........................   17,500          684,688
  Merrill Lynch....................................   10,000          750,000
  Towne Services (a)...............................   30,000          225,000
                                                                   ----------
                                                                    4,874,314
                                                                   ----------

 HEALTH CARE - 9.8%
  Abbott Laboratories..............................   12,000       $  576,000
  BioChem Pharma (a)...............................   25,000          609,375
  Johnson & Johnson................................   12,000          975,000
  Medco Research (a)...............................    8,000          162,000
  Merck & Co.......................................    8,800        1,362,900
  Sofamor Danek Group (a)..........................    8,500          950,406
                                                                   ----------
                                                                    4,635,681
                                                                   ----------
 RETAIL - 3.9%
  AutoZone (a).....................................   15,000          451,875
  Fastenal.........................................   20,000          825,000
  Lands' End (a)...................................   25,000          564,063
                                                                   ----------
                                                                    1,840,938
                                                                   ----------
 Services - 5.1%
  CBS (a)..........................................   20,000          596,250
  Disney, Walt.....................................   20,000          643,750
  Merrill..........................................   30,000          510,000
  New York Times - Class A.........................   21,000          652,312
                                                                   ----------
                                                                    2,402,312
                                                                   ----------
 Technology - 14.4%
  EMC (a)..........................................   16,000        1,160,000
  JDA Software Group (a)...........................   35,000          280,000
  Lattice Semiconductor (a)........................   20,000          737,500
  Linear Technology................................   15,000        1,050,938
  Microchip Technology (a).........................   36,500        1,270,656
  Oracle (a).......................................   30,000        1,027,500
  Parametric Technology (a)........................   37,500          637,500
  Zebra Technologies - Class A (a).................   20,000          671,250
                                                                   ----------
                                                                    6,835,344
                                                                   ----------
 Telecommunications - 5.1%
  ADC Telecommunications (a).......................   28,000          836,500
  Ameritech........................................    3,000          162,375
  Northern Telecom Limited.........................   15,000          700,312
  SBC Communications...............................   15,000          719,062
                                                                   ----------
                                                                    2,418,249
                                                                   ----------

  TOTAL COMMON STOCKS
   (COST $25,318,414)..............................                33,497,588
                                                                   ----------



                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.

                            SCHEDULES OF INVESTMENTS
                               NOVEMBER 30, 1998
                                  (Continued)

                                                     Shares or
                                                     Principal          Market
                                                      Amount            Value
                                                     ---------          ------
BONDS - 27.0%

 CORPORATE BONDS - 23.6%
  Aetna Services
   6.375% Due 08/15/03 .....................         1,000,000       $ 1,009,571
  Aetna Services
   7.125% Due 08/15/06 .....................         2,000,000         2,096,618
  American Home Products
   7.900% Due 02/15/05 .....................         1,000,000         1,129,440
  General Electric Capital
   8.750% Due 05/21/07 .....................           640,000           772,422
  Johnson Controls
   6.300% Due 02/01/08 .....................         2,000,000         2,070,582
  Philip Morris
   6.375% Due 02/01/06 .....................         1,000,000         1,025,157
  Thermo Electron Cvt
   4.250% Due 01/01/03 .....................         1,500,000         1,320,000
  Union Pacific
   6.000% Due 09/01/03 .....................           685,000           676,986
  Wisconsin Power & Light
   7.000% Due 06/15/07 .....................         1,000,000         1,094,150
                                                                     -----------
  Total Corporate Bonds ....................                          11,194,926
                                                                     -----------
 UNITED STATES GOVERNMENT
   AND AGENCY ISSUES - 3.4%
  United States Treasury Notes
   6.500% Due 05/31/02 .....................         1,500,000         1,587,187
                                                                     -----------
  Total United States Government
   and Agency Issues .......................                           1,587,187
                                                                     -----------
  TOTAL BONDS
   (COST $12,429,930) ......................                          12,782,113
                                                                     -----------


SHORT-TERM INVESTMENTS - 2.3%

 VARIABLE RATE DEMAND NOTES - 2.3%
  Firstar Bank .............................         1,090,757       $ 1,090,757
                                                                     -----------

  Total Variable Rate Demand Notes .........                           1,090,757
                                                                     -----------

  TOTAL SHORT-TERM INVESTMENTS
   (COST $1,090,757) .......................                           1,090,757
                                                                     -----------

  TOTAL INVESTMENTS - 100.0%
   (COST $38,839,101) ......................                         $47,370,458
                                                                     ===========


(a) Non-income producing


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.

                            SCHEDULES OF INVESTMENTS
                               NOVEMBER 30, 1998
                                  (Continued)

--------------------------------------------------------------------------------
                                   BOND FUND
--------------------------------------------------------------------------------
                                                     Shares or
                                                     Principal          Market
                                                      Amount            Value
                                                     ---------          ------
BONDS - 96.7%

CORPORATE BONDS - 96.7%
 American Home Products
  7.900% Due 02/15/05 ......................         1,000,000        $1,129,440
 Anheuser-Busch
  7.100% Due 06/15/07 ......................         1,000,000         1,074,880
 Associates Corp.
  7.240% Due 08/15/06 ......................         1,000,000         1,088,051
 AT & T
  7.000% Due 05/15/05 ......................         1,000,000         1,085,201
 Beneficial Corp.
  6.850% Due 10/03/07 ......................         1,000,000         1,054,828
 Dayton Hudson
  6.400% Due 02/15/03 ......................         1,000,000         1,029,791
 Disney, Walt
  6.750% Due 03/30/06 ......................         1,000,000         1,080,726
 duPont, E. I. de Nemours
  6.750% Due 09/01/07 ......................         1,000,000         1,093,405
 General Electric Capital
  8.750% Due 05/21/07 ......................         1,000,000         1,206,909
 Hartford Life
  6.900% Due 06/15/04 ......................         1,000,000         1,047,075
 Hartford Life
  7.100% Due 06/15/07 ......................           500,000           533,936
 Hershey Foods
  6.700% Due 10/01/05 ......................         1,000,000         1,076,843
 Johnson Controls
  6.300% Due 02/01/08 ......................         1,000,000         1,035,291
 Lucent Technologies
  7.250% Due 07/15/06 ......................         1,000,000         1,118,846
 Madison Gas & Electric
  6.020% Due 09/15/08 ......................           500,000           504,966
 Michigan Consolidated Gas
  7.210% Due 05/01/07 ......................           500,000           545,092
 Morgan, J. P.
  6.700% Due 11/01/07 ......................         1,000,000        $1,046,566
 NationsBank
  6.690% Due 04/03/02 ......................         1,000,000         1,034,147
 Northern Trust
  7.300% Due 09/15/06 ......................         1,000,000         1,090,023
 Norwest Financial
  6.250% Due 11/01/02 ......................         1,000,000         1,023,821
 Penney, J. C.
  7.600% Due 04/01/07 ......................         1,000,000         1,097,572
 Philip Morris
  9.000% Due 01/01/01 ......................         1,000,000         1,068,936
 Philip Morris
  7.650% Due 07/01/08 ......................           500,000           558,629
 Schwab, Charles
  6.520% Due 05/27/08 ......................         1,000,000         1,030,100
 Sears, Roebuck
  6.700% Due 11/15/06 ......................         1,000,000         1,054,885
 SmithKline Beecham
  7.375% Due 04/15/05 ......................           965,000         1,065,652
 Travelers Property & Casualty
  6.750% Due 04/15/01 ......................         1,000,000         1,024,627
 Tribune
  6.875% Due 11/01/06 ......................         1,000,000         1,065,222
 Wal-Mart Stores
  7.500% Due 05/15/04 ......................         1,000,000         1,108,487
 Wells Fargo
  7.125% Due 08/15/06 ......................         1,000,000         1,082,731
 Wisconsin Power & Light
  7.000% Due 06/15/07 ......................         1,000,000         1,094,150
                                                                     -----------
 Total Corporate Bonds .....................                          31,150,828
                                                                     -----------

 TOTAL BONDS
  (COST $29,581,448) .......................                          31,150,828
                                                                     -----------


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.

                            SCHEDULES OF INVESTMENTS
                               NOVEMBER 30, 1998
                                  (Continued)

                                                     Shares or
                                                     Principal      Market
                                                      Amount        Value
                                                      ------        -----
SHORT-TERM INVESTMENTS - 3.3%

 VARIABLE RATE DEMAND NOTES - 3.3%
   Firstar Bank....................................  970,902    $   970,902
   Wisc. Central Credit Union......................  105,941        105,941
                                                                -----------

   Total Variable Rate Demand Notes................               1,076,843
                                                                -----------

   TOTAL SHORT-TERM INVESTMENTS
     (COST $1,076,843).............................               1,076,843
                                                                -----------

   TOTAL INVESTMENTS - 100.0%
     (COST $30,658,291)............................             $32,227,671
                                                                ===========

---------------------------------------------------------------------------
                                 GROWTH FUND
---------------------------------------------------------------------------
COMMON STOCKS - 99.8%

 BASIC MATERIALS - 2.3%
   Sigma-Aldrich...................................  50,000     $ 1,606,250
                                                                -----------

 CAPITAL GOODS - 8.2%
   Advanced Lighting (a)........................... 125,000       1,093,750
   Howmet International (a)........................ 100,000       1,537,500
   Minnesota Mining & Manufacturing................  28,000       2,248,750
   Xerox...........................................   7,000         752,500
                                                                -----------
                                                                  5,632,500
                                                                -----------
 CONSUMER PRODUCTS - 15.7%
   Gillette........................................  40,000       1,837,500
   Kimberly-Clark..................................  35,000       1,841,875
   PepsiCo.........................................  62,000       2,398,625
   Philip Morris...................................  52,000       2,908,750
   Wrigley, Wm. Jr. ...............................  20,000       1,762,500
                                                                -----------
                                                                 10,749,250
                                                                -----------
 ENERGY - 3.4%
   Chevron.........................................  14,000       1,170,750
   Exxon...........................................  15,000       1,125,938
                                                                -----------
                                                                  2,296,688
                                                                -----------
FINANCIAL SERVICES - 18.2%
   American International Group....................   5,000         470,000
   Associated Banc-Corp............................  22,500         767,812
   Associates First Capital - Class A..............  21,000       1,635,375
   BankAmerica.....................................  25,000       1,629,688
   CIT Group - Class A.............................  80,000       2,245,000
   Fannie Mae......................................  27,000       1,964,250
   Hartford Life - Class A.........................  20,000       1,096,250
   Household International.........................  24,000         939,000
   Merrill Lynch...................................  23,000       1,725,000
                                                                -----------
                                                                 12,472,375
                                                                -----------


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.

                            SCHEDULES OF INVESTMENTS
                               NOVEMBER 30, 1998
                                  (Continued)
                                                       Shares or
                                                       Principal        Market
                                                        Amount          Value
                                                       ---------        ------
COMMON STOCKS - 99.8% (Continued)

 HEALTH CARE - 20.6%
  Abbott Laboratories ........................           24,000      $ 1,152,000
  BioChem Pharma (a) .........................           30,000          731,250
  Bristol-Myers Squibb .......................           10,000        1,225,625
  DENTSPLY International .....................           65,000        1,746,875
  Johnson & Johnson ..........................           21,000        1,706,250
  Medco Research (a) .........................           10,000          202,500
  Merck & Co. ................................           17,000        2,632,875
  Schein, Henry (a) ..........................           20,000          710,000
  Sofamor Danek Group (a) ....................           19,000        2,124,438
  Sybron International (a) ...................           65,000        1,616,875
  Young Innovations (a) ......................           19,000          261,250
                                                                     -----------
                                                                      14,109,938
                                                                     -----------
 RETAIL - 5.5%
  AutoZone (a) ...............................           63,000        1,897,875
  Fastenal ...................................           45,000        1,856,250
                                                                     -----------
                                                                       3,754,125
                                                                     -----------
 SERVICES - 11.1%
  BA Merchant Services - Class A (a) .........          100,000        1,675,000
  CBS (a) ....................................           76,000        2,265,750
  Merrill ....................................           33,000          561,000
  New York Times - Class A ...................           45,000        1,397,812
  Outdoor Systems (a) ........................           64,000        1,728,000
                                                                     -----------
                                                                       7,627,562
                                                                     -----------

 TECHNOLOGY - 11.3%
  Altera (a) .................................           18,000      $   883,125
  EMC (a) ....................................           12,000          870,000
  JDA Software Group (a) .....................           85,000          680,000
  Linear Technology ..........................           28,000        1,961,750
  Maxim Integrated Products (a) ..............           24,000          942,000
  Parametric Technology (a) ..................           50,000          850,000
  Sonic Foundry (a) ..........................           10,000          116,250
  Sterling Commerce (a) ......................           10,000          362,500
  Zebra Technologies - Class A (a) ...........           32,000        1,074,000
                                                                     -----------
                                                                       7,739,625
                                                                     -----------
 TELECOMMUNICATIONS - 3.5%
  SBC Communications .........................           50,000        2,396,875
                                                                     -----------


  TOTAL COMMON STOCKS
   (COST $56,303,071) ........................                        68,385,188
                                                                     -----------


SHORT-TERM INVESTMENTS - 0.2%

 VARIABLE RATE DEMAND NOTES - 0.2%
  Firstar Bank ...............................          152,633          152,633
                                                                     -----------

  Total Variable Rate Demand Notes ...........                           152,633
                                                                     -----------


  TOTAL SHORT-TERM INVESTMENTS
   (COST $152,633) ...........................                           152,633
                                                                     -----------


  TOTAL INVESTMENTS - 100.0%
   (COST $56,455,704) ........................                       $68,537,821
                                                                     ===========
(a) Non-income producing




                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                                 (In thousands)


                                              BALANCED  BOND      GROWTH
                                                FUND    FUND       FUND
                                              -------- -------    -------
INVESTMENT INCOME
  Dividends ..............................    $  253         -    $  685
  Interest ...............................       783   $ 2,022        33
                                              -------  -------   -------
                                               1,036     2,022       718
                                              -------  -------   -------

EXPENSES
  Accounting services fees ...............        75        62        96
  Directors fees .........................         9         7        13
  Federal & state registration ...........        27        25        28
  Investment advisory fees ...............       358       206       581
  Professional fees ......................        26        21        33
  Other expenses .........................        53        23        76
                                              -------  -------   -------
  Total expenses .........................       548       344       827
  Less expenses reimbursable by advisor ..         -        13         -
                                              -------  -------   -------
Net expenses .............................       548       331       827
                                              -------  -------   -------
NET INVESTMENT INCOME (LOSS) .............       488     1,691      (109)
                                              -------  -------   -------
Net realized gain on investments .........     2,559       162     5,836
Net unrealized appreciation on investments     1,517     1,045     1,206
                                              -------  -------   -------
NET GAIN ON INVESTMENTS ..................     4,076     1,207     7,042
                                              -------  -------   -------
Net increase in net assets resulting from
  operations .............................    $4,564   $ 2,898   $ 6,933
                                              =======  =======   =======



                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED NOVEMBER 30,
                                 (In thousands)



                                                 BALANCED FUND             BOND FUND              GROWTH FUND
                                               -----------------        ----------------        ----------------
                                                1998        1997        1998        1997        1998        1997
                                               ------      -----        -----      -----        -----      -----
INCREASE IN NET ASSETS
 Operations
  Net investment income (loss) ...........    $   488     $   302     $ 1,691     $ 1,530     $  (109)    $  (135)
  Net realized gain (loss) on investments       2,559       3,492         162        (200)      5,836       4,104
  Net unrealized appreciation
   on investments ........................      1,517       1,998       1,045         120       1,206       5,098
                                              -------     -------     -------     -------     -------     -------
  Net increase in net assets resulting
   from operations .......................      4,564       5,792       2,898       1,450       6,933       9,067
                                              -------     -------     -------     -------     -------     -------

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income       (261)       (294)     (1,688)     (1,393)          -           -
  Distributions from net realized gains on
   securities transactions ...............     (3,478)     (1,724)          -           -      (3,968)     (1,838)
                                              -------     -------     -------     -------     -------     -------
 Total distributions to shareholders .....     (3,739)     (2,018)     (1,688)     (1,393)     (3,968)     (1,838)
                                              -------     -------     -------     -------     -------     -------

FUND SHARE TRANSACTIONS ..................     10,153      11,794        (674)      9,927      20,165      14,070
                                              -------     -------     -------     -------     -------     -------

TOTAL INCREASE IN NET ASSETS .............     10,978      15,568         536       9,984      23,130      21,299

NET ASSETS
 Beginning of period .....................     36,337      20,769      32,137      22,153      45,376      24,077
                                              -------     -------     -------     -------     -------     -------

 End of period ...........................    $47,315     $36,337     $32,673     $32,137     $68,506     $45,376
                                              =======     =======     =======     =======     =======     =======

 Accumulated undistributed net investment
  income included in net assets at end
  of period ..............................    $   488     $   261     $   419     $   416     $     0     $     0

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1998


NOTE 1 - ORGANIZATION
Thompson Plumb Funds, Inc. (the "Company") is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (the "Funds"): Thompson Plumb Balanced Fund (the "Balanced Fund"), Thompson Plumb Bond Fund (the "Bond Fund"), and Thompson Plumb Growth Fund (the "Growth Fund"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Portfolio securities which are traded on an exchange or in the over-the-counter market are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Securities for which there are no transactions on a given day or securities not traded on an exchange or in the over-the-counter market are valued at the average of the most recent bid and asked prices. Debt securities for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor (Thompson, Plumb & Associates, Inc.) pursuant to procedures established under the general supervision and responsibility of the Board of Directors of Thompson Plumb Funds, Inc.

REALIZED GAINS AND LOSSES ON SECURITIES - Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term, variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. Each Fund's policy is to not purchase variable-rate demand notes unless at the time of purchase the issuer has unsecured debt securities outstanding that have received a rating within the two highest categories from either Standard & Poor's (that is, A-1, A-2 or AAA, AA) or Moody's Investors Service, Inc. (that is, Prime-1, Prime-2 or Aaa, Aa). Accordingly, the Funds do not anticipate nonperformance of these obligations by the issuers.

                           THOMPSON PLUMB FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1998
                                  (Continued)

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid-in capital.

OTHER - Investment securities transactions are accounted for on the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective securities on the same basis for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Each Fund is charged for those expenses that are directly attributed to it, such as advisory, custodial, accounting services and certain shareholder servicing fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 - INVESTMENT ADVISORY & ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into an Advisory Agreement with Thompson, Plumb & Associates, Inc. (the "Advisor") for management of each Fund's portfolio and for the administration of other Fund affairs. As compensation for its services, the Advisor receives a fee computed daily and payable monthly as follows: (i) for the Balanced Fund, .85 of 1% of average daily net assets up to $50 million and
 .80 of 1% of average daily net assets in excess of $50 million; (ii) for the Bond Fund, .65 of 1% of average daily net assets up to $50 million and .60 of 1% of average daily net assets in excess of $50 million; (iii) for the Growth Fund, 1.00% of average daily net assets up to $50 million and .90 of 1% of average daily net assets in excess of $50 million.

Pursuant to an Accounting Services Agreement, the Advisor maintains the Funds' financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds, and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays the Advisor a fee computed daily and payable monthly at the annual rate of .20 of 1% of net assets up to $30 million and .125 of 1% of net assets in excess of $30 million, with a minimum fee of $30,000 per year.

                           THOMPSON PLUMB FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 1998
                                  (Continued)


NOTE 4 - FUND SHARE TRANSACTIONS
Transactions in shares of the Funds during 1998 and 1997 were as follows:
(In thousands)                                             1998                    1997
                                                     -----------------       -----------------
                                                     Shares    Dollars       Shares    Dollars
                                                     ------    -------       ------    -------
BALANCED FUND
Shares sold                                            605    $ 10,521         940    $ 14,996
Shares issued in reinvestment of dividends              16         252          19         283
Shares issued in reinvestment of realized gains        215       3,401         112       1,659
Shares redeemed                                       (232)     (4,021)       (325)     (5,144)
                                                     -----    --------       -----    --------
 Net increase                                          604    $ 10,153         746    $ 11,794
                                                     =====    ========       =====    ========

BOND FUND
Shares sold                                            576    $  6,158       1,357    $ 14,014
Shares issued in reinvestment of dividends             153       1,621         129       1,322
Shares redeemed                                       (789)     (8,453)       (527)     (5,409)
                                                     -----    --------       -----    --------
 Net increase (decrease)                               (60)   $   (674)        959    $  9,927
                                                     =====    ========       =====    ========

GROWTH FUND
Shares sold                                            629    $ 24,420         506    $ 17,157
Shares issued in reinvestment of realized gains        111       3,900          54       1,629
Shares redeemed                                       (216)     (8,155)       (141)     (4,716)
                                                     -----    --------       -----    --------
 Net increase                                          524    $ 20,165         419    $ 14,070
                                                     =====    ========       =====    ========

                           THOMPSON PLUMB FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 1998
                                  (Continued)

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income and realized gains on securities for the Balanced Fund and the Growth Fund normally will be declared on an annual basis within 30 days and paid within 60 days following the Funds' fiscal year-end. Bond Fund distributions to shareholders from net investment income normally will be declared on a quarterly basis within 30 days and paid within 60 days following the Fund's fiscal quarter, and distributions to shareholders from realized gains on securities normally will be declared on an annual basis within 30 days and paid within 60 days following the Fund's fiscal year-end. Distributions are recorded on the ex-dividend date.

Quarterly distributions from net investment income for the Bond Fund during fiscal 1998 totaled $1,688,086 or $0.56 per share. For the period ended November 30, 1998, a capital gains distribution for the Balanced Fund and the Growth Fund and a distribution from net investment income for the Balanced Fund and the Bond Fund were declared December 15, 1998 payable to shareholders on December 16, 1998.

                                            BALANCED FUND               BOND FUND              GROWTH FUND
                                       ---------------------     ---------------------   ---------------------
                                          Total         Per         Total         Per       Total         Per
                                       Distribution    Share     Distribution    Share   Distribution    Share
                                       ------------    -----     ------------    -----   ------------    -----
Distributions to Shareholders
-----------------------------
  1998 Net investment income           $  488,411     $ 0.19      $ 559,917      $0.22             -         -
  1998 Long-term capital gains         $2,796,329     $ 1.08              -          -    $5,457,389    $ 3.25
  1998 Short-term capital gains                -           -              -          -    $  427,581    $ 0.25

                           THOMPSON PLUMB FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 1998
                                  (Continued)



NOTE 6 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the year ended November 30, 1998 were as follows:

                                      BALANCED FUND    BOND FUND     GROWTH FUND
                                      -------------    ---------     -----------
U. S. GOVERNMENT SECURITIES
---------------------------
   Purchases                           $ 1,715,916    $ 1,023,594           --
   Sales                               $ 2,233,016    $ 6,120,594           --

SECURITIES OTHER THAN
U. S. GOVERNMENT AND
SHORT-TERM INVESTMENTS
----------------------
   Purchases                           $39,093,749    $ 9,783,852    $56,950,979
   Sales                               $31,743,589    $ 5,766,248    $39,183,405


NOTE 7 - FEDERAL INCOME TAXES
No provision has been made for Federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Bond Fund has $18,639 of net capital losses which expire November 30, 2002 and $200,225 of net capital losses which expire November 30, 2005 that may be used to offset capital gains in future years to the extent provided by tax regulations.

During the period ended November 30, 1998, the Bond Fund utilized a Federal income tax capital loss carryforward of $159,150 to offset certain realized capital gains during the period.

During the period ended November 30, 1998, the Bond Fund utilized a post-October capital loss carryforward of $3,031 to offset certain realized capital gains during the period.

For Federal income tax purposes at November 30, 1998:


                                               Aggregate          Aggregate
                                               unrealized         unrealized        Net unrealized
                            Aggregate cost    appreciation       depreciation       appreciation
                            of investments   for investments    for investments    for investments
                            in securities        held               held                held
                           ---------------   ---------------    ---------------    ---------------
Balanced Fund               $ 39,076,907      $ 9,012,451        $  (718,900)        $ 8,293,551

Bond Fund                   $ 30,658,291      $ 1,569,380                  -         $ 1,569,380

Growth Fund                 $ 56,623,459      $13,706,257        $(1,791,895)        $11,914,362

                           THOMPSON PLUMB FUNDS, INC.

                              FINANCIAL HIGHLIGHTS




The following table presents information relating to a share of capital stock outstanding for the entire period.


                                                                Year Ended November 30,
                                               ------------------------------------------------------
                                                 1998       1997        1996        1995        1994
                                               -------    -------     -------     -------     -------
    BALANCED FUND

NET ASSET VALUE, BEGINNING OF PERIOD           $ 18.16    $ 16.54     $ 14.23     $ 13.55     $ 14.17
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
  Net investment  income                          0.19       0.18        0.19        0.24        0.27
  Net realized and unrealized gains
    on investments                                1.65       3.01        3.21        2.26        0.04
                                               -------    -------     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                1.84       3.19        3.40        2.50        0.31
LESS DISTRIBUTIONS
------------------
  Distributions from net investment income       (0.13)     (0.23)      (0.23)      (0.28)      (0.27)
  Distributions from capital gains               (1.71)     (1.34)      (0.86)      (1.54)      (0.66)
                                               -------    -------     -------     -------     -------
  TOTAL DISTRIBUTIONS                            (1.84)     (1.57)      (1.09)      (1.82)      (0.93)

NET ASSET VALUE, END OF PERIOD                 $ 18.16    $ 18.16     $ 16.54     $ 14.23     $ 13.55
                                               =======    =======     =======     =======     =======

TOTAL RETURN                                     11.63%     21.39%      25.80%      21.02%       2.15%

RATIOS/SUPPLEMENTAL DATA
------------------------
  Net assets, end of period (millions)         $  47.3    $  36.3     $  20.8     $  18.1     $  17.2
  Ratios to average net assets:
    Ratio of expenses                             1.30%      1.40%       1.45%       1.49%       1.42%
    Ratio of net investment income                1.16%      1.04%       1.32%       1.71%       1.84%
  Portfolio turnover rate                        83.07%     76.66%     134.82%     111.16%     110.01%

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                  (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

                                                                   Year Ended November 30,
                                                 ------------------------------------------------------
                                                   1998       1997        1996        1995        1994
                                                 -------    -------     -------     -------     -------
   BOND FUND

NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.54    $ 10.59     $ 10.67     $  9.88     $ 10.78
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
  Net investment  income                            0.56       0.54        0.52        0.57        0.48
  Net realized and unrealized gains (losses)
    on investments                                  0.39      (0.06)      (0.07)       0.78       (0.78)
                                                 -------    -------     -------     -------     -------
  Total from Investment Operations                  0.95       0.48        0.45        1.35       (0.30)
LESS DISTRIBUTIONS
------------------
  Distributions from net investment income         (0.56)     (0.53)      (0.53)      (0.56)      (0.47)
  Distributions from capital gains                     -          -           -           -       (0.13)
                                                 -------    -------     -------     -------     -------
  TOTAL DISTRIBUTIONS                              (0.56)     (0.53)      (0.53)      (0.56)      (0.60)

NET ASSET VALUE, END OF PERIOD                   $ 10.93    $ 10.54     $ 10.59     $ 10.67     $  9.88
                                                 =======    =======     =======     =======     =======

TOTAL RETURN                                        9.34%      4.74%       4.51%      14.06%      (2.96%)

RATIOS/SUPPLEMENTAL DATA
------------------------
  Net assets, end of period (millions)           $  32.7    $  32.1     $  22.2     $  14.9     $  10.2
  Ratios to average net assets:
    Ratio of expenses                               1.04%      1.14%       1.13%       1.13%       1.00%
    Ratio of expenses without reimbursement         1.08%         -           -        1.34%       1.48%
    Ratio of net investment income                  5.30%      5.42%       5.48%       5.70%       4.83%
    Ratio of net investment income without
      reimbursement                                 5.26%         -           -        5.49%       4.34%
  Portfolio turnover rate                          35.09%     52.61%     104.43%     111.95%     165.74%

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                  (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.


                                                                 Year Ended November 30,
                                                -----------------------------------------------------
                                                  1998       1997        1996       1995        1994
                                                -------    -------     -------    -------     -------
    GROWTH FUND

NET ASSET VALUE, BEGINNING OF PERIOD            $ 39.36    $ 32.79     $ 24.74    $ 20.43     $ 20.47
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
  Net investment  loss                            (0.07)     (0.12)      (0.06)     (0.05)      (0.20)
  Net realized and unrealized gains
    on investments                                 4.92       9.16        8.66       6.22        0.16
                                                -------    -------     -------    -------     -------
  Total from Investment Operations                 4.85       9.04        8.60       6.17       (0.04)
LESS DISTRIBUTIONS
------------------
  Distributions from net investment income            -          -           -          -           -
  Distributions from capital gains                (3.36)     (2.47)      (0.55)     (1.86)          -
                                                -------    -------     -------    -------     -------
  TOTAL DISTRIBUTIONS                             (3.36)     (2.47)      (0.55)     (1.86)          -

NET ASSET VALUE, END OF PERIOD                  $ 40.85    $ 39.36     $ 32.79    $ 24.74     $ 20.43
                                                =======    =======     =======    =======     =======

TOTAL RETURN                                      13.74%     29.90%      35.52%     32.87%      (0.19%)

RATIOS/SUPPLEMENTAL DATA
------------------------
  Net assets, end of period (millions)          $  68.5    $  45.4     $  24.1    $  12.6     $   4.7
  Ratios to average net assets:
    Ratio of expenses                              1.41%      1.52%       1.58%      2.00%       2.00%
    Ratio of expenses without reimbursement           -          -           -          -        2.31%
    Ratio of net investment income                (0.19%)    (0.41%)     (0.27%)    (0.31%)     (0.49%)
    Ratio of net investment income without
      reimbursement                                   -          -           -          -       (0.80%)
  Portfolio turnover rate                         67.13%     77.66%     101.91%     86.68%     116.69%

                       See Notes to Financial Statements.

                      [PRICEWATERHOUSECOOPERS LETTERHEAD]



                       REPORT OF INDEPENDENT ACCOUNTANTS

January 20, 1999

To the Board of Directors and Shareholders of Thompson Plumb Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thompson Plumb Balanced Fund, Thompson Plumb Bond Fund and Thompson Plumb Growth Fund (constituting the Thompson Plumb Funds, Inc., hereafter referred to as the "Funds") at November 30, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP
----------------------------------

                             DIRECTORS OF THE FUNDS
                                George H. Austin
                                Mary Ann Deibele
                                 John W. Feldt
                               Donald A. Nichols
                      Thomas G. Plumb, CFA: Vice President
                      Thompson,  Plumb & Associates, Inc.
                        John W. Thompson, CFA: President
                      Thompson,  Plumb & Associates, Inc.

                             OFFICERS OF THE FUNDS
                             John W. Thompson, CFA
                              Chairman & Secretary
                              Thomas G. Plumb, CFA
                             President & Treasurer
                              David B. Duchow, CFA
                            Assistant Vice President
                             John C. Thompson, CFA
                            Assistant Vice President

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                 P. 0. Box 701
                           Milwaukee, Wisconsin 53201

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                       650 Third Avenue South, Suite 1300
                          Minneapolis, Minnesota 55402

                                 LEGAL COUNSEL
                              Quarles & Brady LLP
                           411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                               INVESTMENT ADVISOR
                       Thompson, Plumb & Associates, Inc.
                           1200 John Q. Hammons Drive
                            Madison, Wisconsin 53717
                           Telephone:  (608) 831-1300



                                 THOMPSON PLUMB
                                  FUNDS, INC.
                          ---------------------------



                                 ANNUAL REPORT
                               November 30, 1998





                          THOMPSON PLUMB BALANCED FUND

                            THOMPSON PLUMB BOND FUND

                           THOMPSON PLUMB GROWTH FUND





                           1200 John Q. Hammons Drive
                           Madison, Wisconsin  53717
                           Telephone: (608) 831-1300
                                      (800) 999-0887
                             www.thompsonplumb.com